UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Frontier MicroCap Fund

Schedule of Investments
December 31, 2005 (Unaudited)
Quantity	Security Description	Current Price	% of Net Assets

COMMON STOCK
Banking & Finance
7,200	CVF Technologies Corp.*	$ 2,304
1,000	Global Axcess Corp.*	1,190
352	Financial Telecomm LTD USA, Inc.*	-
4,000	Harcourt Companies, Inc.*	328
568	Standard Holdings Group LTD.*	136
		3,959	1.96%
Business Services
3,000	Kolorfusion International, Inc.*	270
15,000	Datalogic International, Inc.*	3,150
500	Global Network, Inc.*	50
85	Healthnostics, Inc.*	-
600	24/7 Real Media, Inc.*	4,404
		7,874	3.89%
Communications Equipment & Services
300	City Telecom (Hk) Ltd.*	411
3,500	Distinctive Devices, Inc.*	770
50,000	Epicus Comms Group, Inc.*	-
8,000	Globalnet Corp.*	-
400	Wave Rider Communications, Inc.*	-
2,513	Hop-On.Com*	-
100	Proxim Corp.*	-
2,000	Teraforce Technology Corp.*	-
1,000	Multiband Corp.*	1,200
7,000	Newmarket Technology, Inc.*	2,135
10,000	ARC Wireless Solutions, Inc.*	1,000
85,000	Nighthawk Systems, Inc.*	3,188
333	Wave Wireless Corp.*	43
500	Wpcs International, Inc.*	5,445
		14,192	7.02%
Computer Communications Equipment
5,000	Viseon, Inc.*	4,000
10,000	Telenetics Corp.*	100
		4,100	2.03%
Computers & Technology
1,500	Alanco Technologies, Inc.*	840
300	Interlink Electronics, Inc.*	1,077
		1,917	0.95%
Computer Software
2,000	Egames, Inc.*	1,280
4,000	Forlink Software Corp.*	300
5,671	H Quotient, Inc.*	964
1,000	Internet America, Inc.*	440
3,000	Pharsight Corp.*	4,080
		7,064	3.49%
Consumer Durables
1,000	AHPC Holdings, Inc.*	3,560
5,000	Action Products International, Inc.*	11,650
8,000	Mad Catz Interactive, Inc.*	5,920
10,000	Sls International, Inc.*	12,200
		33,330	16.48%
Consumer Non-Durables
4,000	New Dragon Asia Corp.*	5,640
1,500	Jones Soda Co.*	8,100
		13,740	6.79%
Consumer Services
400	Princeton Review, Inc.*	2,060
2,000	Stonepath Group, Inc.*	1,440
500	Angelciti Entertainment, Inc.*	55
4,000	Insynq, Inc. *	-
4,000	OBN Holdings, Inc.*	2,200
1,579	Midas Entertainment, Inc.*	521
		6,276	3.10%
Electronic & Electrical Equipment
500	Socket Communications, Inc.*	565	0.28%

Healthcare & Pharmaceuticals
2,000	American Shared Hospital Services	12,560
500	Bradley Pharmaceuticals, Inc.*	4,750
300	Cardiotech International, Inc.*	690
45,000	Egene, Inc.*	30,000
7,500	Eye Dynamics, Inc.*	1,350
900	Memry Corp.*	1,719
50	Cardiac Science, Inc.*	453
5,000	Dynatronics Corp.*	7,200
6,000	Sontra Medical Corp.*	2,820
10,000	Molecular Imaging Corp.*	-
16,000	Provectus Pharmaceuticals, Inc.*	14,400
800	Paincare Holdings, Inc.*	2,608
		78,550	38.83%
Industrial
5,000	Arotech Corp.*	1,850
200	API Electronic Group, Inc.*	940
2,000	Diasys Corp.*	740
3,000	Smartire Systems, Inc.*	195
		3,725	1.84%
Precious Metal
3,000	LJ International, Inc.*	10,290
290,000	United Specialties, Inc.*	-
		10,290	5.09%
Semiconductors & Related Devices
500	Conexant Systems, Inc.*	1,130
1,000	DPAC Technologies Corp.*	35
2,000	Emagin Corp.*	1,140
		2,305	1.14%

Services-Computer
1,500	Netwolves Corp.*	405
133	Voxware, Inc.*	924
300	Evolving Systems, Inc.*	633
500	Mind CTI Ltd.	1,310
4,000	Cardinal Communciations, Inc.*	80
3,000	English Language Learning & Instruction System, Inc.*	150
3,000	Ilinc Communications, Inc.*	810
		4,312	2.13%

Technology
2,000	Cybersource Corp.*	13,200
2,000	Eternal Technologies Group, Inc.*	800
23	Clinical Data, Inc.*	403
500	Nuance Communications, Inc.	3,815
71	Progressive Gaming Inernational*	700
300	Stellent, Inc.*	2,979
8,000	Tegal Corp.*	4,560
383	Tidel Technologies, Inc.*	104
1,000	Wireless Telecom Group	2,650
		29,211	14.44%

Telephone Communications
2,000	Provo International, Inc.	-

TOTAL COMMON STOCK (Cost $393,399)		$ 221,409	109.46%

WARRANTS
15,000	SLS International Warrants	-

	TOTAL INVESTMENTS (Cost $393,399)	$ 221,409	109.46%

	Liabilities in excess of other Assets	(19,134)	-9.46%

	NET ASSETS	$ 202,275	100.00%

* Non Income producing
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
The Frontier MicroCap Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $393,399 amounted to ($171,990) which consisted of aggregate gross unrealized appreciation of $30,147 and aggregate gross unrealized depreciation of ($202,137).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date February 27, 2006

By /s/Joel R Blumenschein

*Vice President

Date February 27, 2006

* Print the name and title of each signing officer under his or her signature.